================================================================================

                                             Sector
                                             Rotation
                                             Fund



                                     Semi-Annual Report
                                       April 30, 1999









T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, CT 06032-2256
1-800-235-1022

For more information about the T.O.                         ----------------
Richardson Sector Rotation Fund, call                         T.O.Richardson
1-800-643-7477                                                       COMPANY
                                                            ----------------


================================================================================

T.O. Richardson Sector Rotation Fund
================================================================================





June, 1999


Dear Fellow Shareholder:


We are pleased to report the results for the T.O. Richardson Sector Rotation Fund's first four months of operation. From December 31, 1998 through April 30, 1999 our fund was up 12.6% versus the S&P 500 Stock Index of 9.0%.


During the first four months of 1999 the broad market began the year with vigor, continuing its strong pace from last October. The market moved sideways in February followed by renewed strength in March and April. Market leadership was narrowly focused on High Technology, Financial Services, Internet Related Businesses and Teleccomunications. During February and March there was a noted change in sector leadership. Cyclical Industries such as Chemicals, Paper and Wood Products and Basic Industries moved into leadership positions and our sector trend strategies directed us away from weakening Technology, Internet and Financial Services sectors and into cyclical sectors. By the end of April, we had completed most of the move with 9% of the portfolio in cash.

In our view, rising interest rates and concerns about inflation driven by a booming national economy will temper the flow of new money into the stock market. Our focus on industry sectors should enable us to identify opportunities for gain in a market with very narrow leadership.

Thank you for making the T.O. Richardson Sector Rotation Fund part of your investment portfolio. We appreciate your continued business.





Sincerely,



/s/ Samuel Bailey, Jr.
Samuel Bailey, Jr.
President

T.O. Richardson Sector Rotation Fund
================================================================================


 [THE FOLLOWING TABLE IS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                  TOR SECTOR
                    DATE         ROTATION FUND         S&P 500
                    ----         -------------         -------
                 31-Dec-98          10000              10000
                 29-Jan-99          11210              10418
                 26-Feb-99          10240              10094
                 31-Mar-99          10620              10498
                 30-Apr-99          11260              10905


This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividend and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                                RATE OF RETURN(%)
                       FOR THE PERIOD ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                Cumulative
                                                              since inception
                                                                 12/31/98
                                                              ---------------


T.O. Richardson Sector Rotation Fund ............................12.60%

Standard & Poor's 500 Stock Index ............................... 9.05%

--------------------------------------------------------------------------------

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
Schedule of Investments - April 30, 1999
--------------------------------------------------------------------------------
(Unaudited)

 Shares                                                                  Value
 ------                                                                  -----
                 COMMON STOCKS - 90.96%

                 Automotive - 2.47%
   5,700         Eaton Corporation                                  $   522,619
                                                                    -----------


                 Brokerage Services - 16.01%
   9,400         Charles Schwab Corporation (The)                     1,031,650
  11,500         Donaldson Lufkin & Jenrette, Inc.                      804,281
  13,500         E*TRADE Group, Inc. *                                1,559,250
                                                                    -----------
                                                                      3,395,181
                                                                    -----------

                 Computers - 3.77%
   7,341         EMC Corporation  *                                     799,710
                                                                    -----------


                 Developmental Communications - 11.39%
   8,600         Cisco Systems, Inc. *                                  980,937
   3,400         QUALCOMM, Inc. *                                       680,000
  17,800         Sprint Corporation (PCS Group) *                       754,275
                                                                    -----------
                                                                      2,415,212
                                                                    -----------

                 Energy Services - 14.56%
  57,000         Global Marine, Inc. *                                  847,875
  10,500         Halliburton Company                                    447,562
  22,500         Nabors Industries, Inc. *                              462,656
  52,500         Rowan Companies, Inc. *                                840,000
  14,400         Weatherford International, Inc. *                      487,800
                                                                    -----------
                                                                      3,085,893
                                                                    -----------

                 Financial Services  - 6.34%
   5,100         American Express Company                               666,506
   9,000         Citigroup, Inc.                                        677,250
                                                                    -----------
                                                                      1,343,756
                                                                    -----------

                       See notes to financial statements.

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
Schedule of Investments - April 30, 1999
--------------------------------------------------------------------------------
(Unaudited)

 Shares                                                                  Value
 ------                                                                  -----
                 COMMON STOCKS (continued)

                 Industrial Equipment - 4.83%
  14,600         Case Corporation                                   $   505,525
   7,500         Ingersoll-Rand Company                                 518,906
                                                                    -----------
                                                                      1,024,431
                                                                    -----------

                 Paper & Forest Products - 14.60%
  18,800         Boise Cascade Corporation                              756,700
  15,000         Champion International Corporation                     820,313
  13,500         International Paper Company                            719,719
  19,100         Mead Corporation (The)                                 798,619
                                                                    -----------
                                                                      3,095,351
                                                                    -----------

                 Software - 5.84%
   7,100         Adobe Systems, Inc.                                    449,963
  19,400         Oracle Corporation *                                   525,013
  20,200         Parametric Technology Corporation *                    263,863
                                                                    -----------
                                                                      1,238,839
                                                                    -----------

                 Technology - 5.05%
   7,500         America Online, Inc. *                               1,070,625
                                                                    -----------


                 Telecommunications - 3.73%
   9,617         MCI WorldCom, Inc. *                                   790,397
                                                                    -----------


                 Transportation - 2.37%
   9,400         Cummins Engine Company, Inc.                           502,900
                                                                    -----------



                 Total Common Stocks
                 (Cost  $17,076,240)                                 19,284,914
                                                                    -----------

                       See notes to financial statements.

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
Schedule of Investments - April 30, 1999
--------------------------------------------------------------------------------
(Unaudited)

Principal
 Amount                                                                 Value
---------                                                               -----
                 VARIABLE RATE DEMAND NOTES - 9.03%

$813,846         General Mills, Inc.                                $   813,846
 847,331         Pitney Bowes Credit Corporation                        847,331
  71,539         Sara Lee Corporation                                    71,539
 182,520         Warner-Lambert Company                                 182,520
                                                                    -----------

                 Total Variable Rate Demand Notes
                 (Cost  $1,915,236)                                   1,915,236
                                                                    -----------

                 TOTAL INVESTMENTS - 99.99%
                 (Cost  $18,991,476)                                 21,200,150

                 Other Assets
                    less Liabilities - 0.01%                              1,028
                                                                    -----------


                 NET ASSETS - 100.00%                               $21,201,178
                                                                    ===========

*  Non-income producing security.


                       See notes to financial statements.

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1999
(Unaudited)


ASSETS:
       Investments at value (cost $18,991,476)                      $ 21,200,150
       Dividends and interest receivable                                  22,699
       Prepaid expenses                                                   32,981
                                                                    ------------
       Total Assets                                                   21,255,830
                                                                    ------------

LIABILITIES:
       Due to Advisor                                                     15,031
       Accrued expenses                                                   39,621
                                                                    ------------
       Total Liabilities                                                  54,652
                                                                    ------------
       NET ASSETS                                                   $ 21,201,178
                                                                    ============


NET ASSETS CONSIST OF:
       Capital stock                                               $ 19,365,407
       Accumulated undistributed net investment loss                    (15,329)
       Accumulated undistributed net realized loss on investments      (357,574)
       Net unrealized appreciation on investments                     2,208,674
                                                                   ------------
NET ASSETS                                                         $ 21,201,178
                                                                   ============


CAPITAL STOCK, Issued and outstanding                                 1,882,785
                                                                   ============
(No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                       $      11.26
                                                                   ============


                        See notes to financial statements

T.O RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period December 31, 1998(1) to April 30, 1999
(Unaudited)



INVESTMENT INCOME:
       Dividends                                                        $11,768
       Interest                                                          88,559
                                                                     ----------
       Total Investment Income                                          100,327
                                                                     ----------

EXPENSES:
       Investment advisory fees                                          88,966
       Shareholder servicing fees                                        13,500
       Fund administration fees                                          11,772
       Federal and state registration fees                               11,065
       Fund accounting fees                                               8,826
       Custody fees                                                       7,295
       Professional fees                                                  6,378
       Reports to shareholders                                            3,998
       Trustees' fees                                                     2,400
       Other                                                              7,970
                                                                     ----------

       Total expenses before waiver                                     162,170
       Waiver of expenses by Advisor                                    (46,514)
                                                                     ----------

       Net expenses                                                     115,656

NET INVESTMENT LOSS                                                     (15,329)
                                                                     ----------

REALIZED AND UNREALIZED GAINS (LOSSES):
       Net realized loss on investment transactions                    (357,574)
       Change in unrealized appreciation on investments               2,208,674
                                                                     ----------

       Net Gain on Investments                                        1,851,100
                                                                     ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                            $1,835,771
                                                                     ==========

----------
(1)  Commencement of operations.


                        See notes to financial statements

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the Period
                                                            December 31, 1998(1)
                                                            to April 30, 1999
                                                          ----------------------
                                                               (Unaudited)

OPERATIONS:
       Net investment loss                                   $    (15,329)
       Net realized loss on investments                          (357,574)
       Change in unrealized appreciation on investments         2,208,674
                                                             ------------
       Net increase in net assets resulting from operations     1,835,771
                                                             ------------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                               20,853,273
       Cost of shares redeemed                                 (1,487,866)
                                                             ------------
       Net increase in net assets resulting
           from capital share transactions                     19,365,407
                                                             ------------


TOTAL INCREASE IN NET ASSETS                                   21,201,178


NET ASSETS:
       Beginning of period                                           --
                                                             ------------
       End of period                                         $ 21,201,178
                                                             ============

----------
     (1)Commencement of operations.


                        See notes to financial statements

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              For the Period
                                                           December 31, 1998 (1)
                                                            to April 30, 1999
                                                           ---------------------
                                                                (Unaudited)
SELECTED PER-SHARE DATA:(2)

       NET ASSET VALUE, BEGINNING OF PERIOD                     $      10.00

       INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss                                             (0.01)
       Net realized and unrealized gains
            on securities                                               1.27
                                                                ------------

       TOTAL FROM INVESTMENT OPERATIONS                                 1.26
                                                                ------------


       NET ASSET VALUE, END OF PERIOD                           $      11.26
                                                                ============

TOTAL RETURN                                                            12.6%

SUPPLEMENTAL DATA AND RATIOS:
       Net assets, end of period                                $ 21,201,178
       Ratio of expenses to average net assets (4)                      1.95%
       Ratio of net investment loss to average net assets (4)          (0.26)(5)

       Portfolio turnover rate                                           201%



(1) Commencement of operations.

(2) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(3) Not annualized.

(4) Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by the Adviser, the ratios of expenses and net investment loss to average net assets for the period December 31, 1998 to April 30, 1999, would have been 2.73% and (1.04)% respectively.

(5) Annualized.


                        See notes to financial statements

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
Notes to the Financial Statements
April 30, 1999 (Unaudited)

1.   Organization

     The T.O. Richardson Sector Rotation Fund (the "Fund") is a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Fund is currently the only series of the Trust. The principal investment objective of the Fund is to seek capital appreciation with some protection against down markets. T.O. Richardson Company, Inc. (the "Advisor") held 11,000 shares of the Fund's capital stock at $10 per share on December 18, 1998. The Fund commenced operations on December 31, 1998.

     Organization Costs incurred by the Trust in connection with the organization of the Fund, in the amount of $86,722, were assumed by the Advisor. The Fund will not be required to reimburse the Advisor for the organization costs. Prepaid registration expenses incurred by the Trust in connection with the initial public offering of shares and prepaid insurance costs were advanced by the Advisor, subject to potential recovery from the Fund (see Note 5). Prepaid registration expenses and prepaid insurance costs are deferred and amortized over the period of benefit.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

(a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Under other circumstances, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining net asset value.

(b) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(c) Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

(d) Distributions to Shareholder - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared at least annually.

(e) Security Transactions and Income - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest

T.O. RICHARDSON SECTOR ROTATION FUND
--------------------------------------------------------------------------------
Notes to the Financial Statements
April 30, 1999 (Unaudited)
(Continued)

income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

(f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.   Capital Share Transactions

     Transactions in shares of the Fund for the period ended April 30, 1999, were as follows:

Shares sold                             2,022,172
Shares issued to holders in
reinvestment of dividends                      --
Shares redeemed                          (139,387)
                                        ----------
                                        1,882,785
                                        =========

4.   Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the period ended April 30, 1999 were $44,013,118 and $26,579,381, respectively. There were no purchases or sales of long-term U.S. government securities.


     At April 30, 1999, based on aggregate cost for federal income tax purposes of $18,991,476 gross unrealized appreciation and depreciation of investments were as follows:

Appreciation                          $ 2,647,061
Depreciation                             (438,387)
                                      -----------
Net appreciation on investments       $ 2,208,674
                                      ===========

5.   Investment Advisory Agreement

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.50% of the Fund's average daily net assets.

     The Advisor has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.95% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended April 30, 1999, the Advisor waived expenses of the Fund in the amount of $46,514.